Convertible Notes (Tables)	12 Months Ended
Mar. 31, 2020
Debt Disclosure [Abstract]
Schedule of unaudited net carrying amount
	Principal outstanding	Unamortized issuance cost	Net carrying value

Convertible Notes - short-term	$6,828,050	(184,587)	$6,643,463

Schedule of net carrying amount of the equity component
	Amount allocated to conversion option	Issuance cost	Equity component, net

Convertible Notes – equity portion	$956,875	(272,773)	$684,102

Schedule of amortization of issuance cost, debt discount and interest cost
	Issuance costs and debt discount	Convertible note interest	Total

Convertible Notes	$2,519,762	902,149	$3,421,910